GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2012	$397,262
Foreign currency translation adjustment	(4,652)

Balance at December 31, 2013	392,610
Foreign currency translation adjustment	(5,299)

Balance at December 31, 2014	$387,311

Indefinite Lived Intangible Assets

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2014	2013
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$131,271	$138,599
Finite lived intangible assets:
Customer relationships	10-15 years	76,595	80,865
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(22,909)	(17,140)

Finite lived intangible assets, net		55,205	65,244

		$186,476	$203,843

Finite lived intangible assets

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2014	2013
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$131,271	$138,599
Finite lived intangible assets:
Customer relationships	10-15 years	76,595	80,865
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(22,909)	(17,140)

Finite lived intangible assets, net		55,205	65,244

		$186,476	$203,843